Secured note liability (Details) - Schedule of Carrying Amount for the Secured Note - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Carrying Amount for the Secured Note [Abstract]
Fair value beginning of the period	263,541	282,263
Change in fair value (gain) loss through profit and loss	1,367	(36,967)
Change in fair value (gain) loss through other comprehensive income (loss)	(1,127)	(2,912)
Foreign currency translation (gain) loss	(6,056)	21,157
Total change in fair value	(5,816)	(18,722)
Fair value end of the period	257,725	263,541